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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENT
ING VP Money Market Portfolio	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATE OF DEPOSIT: 11.3%
$11,400,000		ABN Amro Bank NV, 1.736%, due 03/18/05	$11,398,952
10,200,000		ABN Amro Bank NV, 1.768%, due 10/29/04	10,200,000
3,400,000		Barclays Bank PLC, 1.600%, due 12/03/04	3,399,908
16,800,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	16,800,300
11,700,000	@@	Dexia Bank, 1.508%, due 12/07/04	11,691,576
5,700,000		HSBC Bank, 1.555%, due 04/22/05	5,681,076
11,500,000		Royal Bank of Canada, 1.770%, due 03/30/05	11,499,110
13,500,000	@@	Royal Bank of Scotland Group PLC, 1.400%, due 10/21/04	13,498,142
11,700,000		UBS AG, 1.195%, due 12/06/04	11,685,258
12,200,000		Washington Mutual Bank, 1.300%, due 12/27/04	12,183,164
11,300,000		Washington Mutual Bank, 1.650%, due 11/12/04	11,298,407
11,200,000		Washington Mutual Bank, 1.670%, due 11/01/04	11,199,941

		Total Certificate Of Deposit
		(Cost $130,597,602)	130,535,834

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.1%
11,000,000	#, XX	Blue Heron Funding Ltd., 1.850%, due 05/18/05	10,999,450
11,500,000	#, XX	Blue Heron Funding Ltd., 1.858%, due 03/18/05	11,499,425
11,600,000	#, XX	Blue Heron Funding Ltd., 1.870%, due 02/23/05	11,599,420
13,900,000	#, I, XX	Newcastle CDO I Ltd., 1.870%, due 09/24/38	13,900,000
13,700,000	#, XX	Putnam Structured Product CDO, 1.780%, due 10/15/38	13,700,000
8,500,000	#, XX	Whitehawk CDO Funding Ltd., 1.805%, due 03/15/05	8,500,000

		Total Collateralized Mortgage Obligations
		(Cost $70,200,000)	70,198,295

COMMERCIAL PAPER: 37.4%
10,700,000		Archer-Daniels-Midland Co., 1.780%, due 10/05/04	10,697,355
4,200,000		Barton Capital Corp., 1.780%, due 10/07/04	4,198,550
6,600,000		Barton Capital Corp., 1.780%, due 10/18/04	6,594,126
6,200,000		Blue Ridge Asset Funding, 1.780%, due 10/18/04	6,194,482
11,100,000		Bristol-Myers Squibb Co., 1.770%, due 10/07/04	11,096,180
10,000,000	#	Concord Minutemen Cap, 1.730%, due 10/10/05	9,999,920
9,000,000	#	Concord Minutemen Cap, 1.740%, due 10/12/05	8,999,730
20,000,000	#	Concord Minutemen Cap, 1.740%, due 10/14/05	19,999,280
12,800,000	#	Concord Minutemen Cap, 1.800%, due 10/19/04	12,787,840
11,900,000		Crown Point Capital Co., 1.510%, due 10/06/04	11,897,015
36,300,000		Crown Point Capital Co., 2.090%, due 03/08/05	35,967,855
5,257,000		Delaware Funding Corp., 1.780%, due 10/18/04	5,252,321
12,300,000	#, I	Goldman Sachs Group, 1.280%, due 10/27/04	12,293,194
11,400,000	#	Goldman Sachs Group, 1.810%, due 07/29/05	11,402,531
11,400,000		Greenwich Capital Holdings, Inc., 1.718%, due 01/14/05	11,400,000
11,400,000		Household Finance Corp., 1.460%, due 10/06/04	11,397,230
6,500,000		Jupiter Securitization, 1.780%, due 10/04/04	6,498,714
11,500,000		LaSalle Bank Note, 1.160%, due 12/17/04	11,480,784
12,000,000		LaSalle Bank Note, 1.210%, due 11/05/04	11,991,147
16,950,000		Monument Gardens Funding LLC, 1.860%, due 12/01/04	16,895,930
8,500,000		Monument Gardens Funding LLC, 1.910%, due 12/20/04	8,463,535
20,000,000		Morgan Stanley, 1.780%, due 10/14/04	19,986,155
11,600,000		Morgan Stanley, 1.780%, due 10/15/04	11,591,397
6,300,000		Old Line Funding Corp., 1.780%, due 10/14/04	6,295,639
9,900,000		Old Line Funding Corp., 1.760%, due 11/02/04	9,884,028
11,550,000		Preferred Receivable Funding Corp., 1.650%, due 10/01/04	11,549,469
26,400,000		Preferred Receivable Funding Corp., 1.680%, due 10/04/04	26,395,072
16,150,000		Preferred Receivable Funding Corp., 1.690%, due 10/05/04	16,146,214
11,700,000		SBC Communications, Inc., 1.780%, due 10/18/04	11,689,587
10,935,000	#	St. Germain Holdings Ltd., 1.720%, due 10/08/04	10,930,821
11,400,000	#	St. Germain Holdings Ltd., 1.630%, due 10/13/04	11,393,290

PORTFOLIO OF INVESTMENT
ING VP Money Market Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

COMMERCIAL PAPER: 37.4% (continued)
10,600,000	#	St. Germain Holdings Ltd., 1.890%, due$12/13/04	$10,558,872
3,200,000		Tulip Funding Corp., 1.680%, due 10/01/04	3,199,851
24,600,000	#	Verizon Global Funding Corp., 1.990%, due 10/14/05	24,600,000
9,500,000		Windmill Funding Corp., 1.780%, due 10/12/04	9,494,363

		Total Commercial Paper
		(Cost $429,278,013)	429,222,477

CORPORATE BONDS/NOTES: 29.1%
13,200,000		Associates Corp. NA, 2.050%, due 06/27/05	13,216,500
5,100,000		Bank One NA, 1.894%, due 11/01/04	5,100,763
13,500,000		Bank One NA, 1.980%, due 07/26/05	13,516,875
12,300,000		Bear Stearns Cos., Inc., 1.716%, due 11/04/05	12,315,375
11,500,000		Bear Stearns Cos., Inc., 1.850%, due 10/28/09	11,500,000
8,600,000		Credit Suisse First Boston USA, Inc., 2.010%, due 02/08/05	8,610,750
12,500,000		Credit Suisse First Boston USA, Inc., 2.050%, due 01/14/05	12,515,625
3,750,000		Fleet National Bank, 1.840%, due 11/22/04	3,749,984
16,000,000		General Electric Capital Corp., 1.838%, due 10/07/05	16,020,000
16,007,000	L	General Electric Capital Corp., 2.005%, due 03/15/05	16,027,009
12,050,000	#	Goldman Sachs Group LP, 1.769%, due 10/15/05	12,050,000
7,800,000	@@, #	HBOS Treasury Services PLC, 1.640%, due 11/01/05	7,806,458
19,500,000	@@, #	HBOS Treasury Services PLC, 1.961%, due 10/24/05	19,501,170
6,500,000		J.P. Morgan Chase & Co., 2.190%, due 03/29/05	6,508,125
11,400,000		Merrill Lynch & Co., Inc., 1.550%, due 01/05/05	11,400,000
13,500,000	#, I, XX	Money Market Trust LLY, 1.720%, due 06/03/05	13,500,000
31,400,000	#, I	Money Market Trust Series A, 1.835%, due 10/07/05	31,403,768
12,200,000		Morgan Stanley, 1.880%, due 08/15/05	12,210,724
3,800,000		PNC Bank NA, 1.920%, due 05/18/05	3,804,750
9,500,000	#	The Bank of New York Co., Inc., 1.860%, due 10/27/05	9,500,000
9,900,000		Toyota Motor Credit Corp., 1.700%, due 02/07/05	9,900,000
9,500,000		Wachovia Corp., 2.230%, due 03/31/05	9,516,910
31,200,000	L	Wal-Mart Stores, Inc., 1.698%, due 02/22/05	31,200,000
11,400,000		Wells Fargo & Co., 1.619%, due 10/01/04	11,400,015
10,800,000		Wells Fargo & Co., 1.690%, due 11/02/05	10,813,500
14,300,000		Wells Fargo & Co., 2.000%, due 09/29/05	14,309,554
7,800,000		Westpac Banking Corp., 1.850%, due 10/11/05	7,799,235

		Total Corporate Bonds/Notes
		(Cost $335,140,699)	335,197,090

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2%
		Federal Home Loan Bank: 6.9%
12,100,000		1.400%, due 02/25/05	12,075,304
11,700,000		1.425%, due 04/04/05	11,654,487
7,900,000		1.470%, due 02/28/05	7,885,748
12,700,000		1.500%, due 12/07/04	12,684,125
7,900,000		1.500%, due 03/01/05	7,886,499
7,800,000		1.510%, due 12/08/04	7,790,250
11,600,000		1.600%, due 03/01/05	11,585,500
7,200,000		1.600%, due 05/16/05	7,173,000

			78,734,913

		Federal Home Loan Mortgage Corporation: 1.0%
11,900,000		1.500%, due 02/14/05	11,885,125

			11,885,125

		Federal National Mortgage Association: 3.3%
13,300,000		1.400%, due 02/25/05	13,272,854
11,500,000		1.550%, due 05/04/05	11,458,819
5,400,000		1.610%, due 05/13/05	5,379,750
8,000,000		1.630%, due 01/03/05	7,990,000

			38,101,423

PORTFOLIO OF INVESTMENT
ING VP Money Market Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

		Total U.S. Government Agency Obligations
		(Cost $129,000,000)		$128,721,461

REPURCHASE AGREEMENT: 5.8%
66,418,000 S		Goldman Sachs Repurchase Agreement dated$09/30/04, 1.860%, due 10/01/04 $66,421,432 to be received upon repurchase (Collateralized by $68,338,000 various Federal Home Loan Mortgage Corporation, 4.210% - 4.300%, Market value plus accrued interest $67,746,999, due 02/03/11 - 06/26/13)		66,418,000

		Total Repurchase Agreement
		(Cost $66,418,000)		66,418,000

SECURITIES LENDING COLLATERALcc: 1.3%
14,732,436		The Bank of New York Institutional
		Cash Reserves Fund		14,732,436

		Total Securities Lending Collateral
		(Cost $14,732,436)		14,732,436

		Total Investments In Securities
		(Cost $1,175,366,750)	102.2%	$1,175,025,593
		Other Assets and Liabilities — Net	(2.2)	(24,810,840)

		Net Assets	100.0%	$1,150,214,753

	@@	Foreign issuer
		# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$75,235
		Gross Unrealized Depreciation		(416,392)

		Net Unrealized Depreciation		$(341,157)

PORTFOLIO OF INVESTMENT
ING VP Money Market Portfolio	as of September 30, 2004 (Unaudited)(continued)

Percentage of
Industry	Net Assets

Commercial Banks-Central US	5.5%
Commercial Banks-Eastern US	4.1
Commercial Banks-Non US	4.6
Diversified Financial Services	3.9
Fiduciary Banks	0.8
Finance — Auto Loans	0.9
Finance — Other	0.6
Finance-Investments Banker/Broker	10.6
Food Processing	0.9
Healthcare	1.0
Investment Companies	1.9
Money Center Banks	3.4
Other ABS	6.1
Retail-Discount	2.7
S&L/Thrifts-Western US	3.0
Sovereign Agency	11.2
Special Purpose Entity	28.9
Super-Regional Banks-US	4.0
Telephone-Integrated	1.0
Repurchase Agreement	5.8
Securities Lending Collateral	1.3
Other Assets and Liabilities — Net	(2.2)

Net Assets	100.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Money Market Portfolio

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004